Expense Example - FidelityArizonaMunicipalFunds-ComboPRO - FidelityArizonaMunicipalFunds-ComboPRO - Fidelity Arizona Municipal Money Market Fund - Fidelity Arizona Municipal Money Market Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628